Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans
Note 12 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company adopted an Employee Stock Ownership Plan (ESOP) during fiscal 2007 for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased 8%, or 111,090 shares of the Company's then outstanding common stock in the open market at an average price of $9.35 for a total of $1.0 million.  The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company.  The loan bears an interest rate equal to 7.75%, with principal and interest to be paid quarterly in equal installments over 15 years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company's common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders' equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average price of the shares, and the shares become outstanding for earnings per share computations.  During the years ended December 31, 2012 and 2011, the Company recognized $111,000 and $82,000 of ESOP expense, respectively.

The following table represents the components of the ESOP shares at December 31, 2012 and 2011:

	2012	2011
Allocated shares	44,436	33,327
Unreleased shares	66,654	77,763
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$733	$653

Recognition and Retention Plan

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Recognition and Retention Plan (the "RRP") and Trust Agreement.  In order to fund the RRP, the 2008 Recognition and Retention Plan Trust (the "RRP Trust") acquired 55,545 shares of the Company's stock in the open market at an average price of $9.36 totaling $520,000.  Pursuant to the RRP, 43,324 shares acquired by the RRP Trust were granted to certain officers, employees and directors of the Company in May 2008, with 12,221 shares remaining available for future grant.  Due to forfeiture of shares by certain employees in addition to unawarded shares, as of December 31, 2011, 12,459 shares remain available for future grant.  The RRP share awards have vesting periods from five to seven years.

A summary of the status of the shares under the RRP as of December 31, 2012 and 2011 is as follows:

	2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	17,440	$9.05	25,969	$9.05
Granted	--	--	--	--
Vested	(8,546)	9.05	(8,529)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	8,894	$9.05	17,440	$9.05

Compensation expense on the RRP shares granted is recognized ratably over the five to seven year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  Compensation expense was recognized in the amount of $77,000 for each of the years ended December 31, 2012 and 2011.  A tax benefit of approximately $26,000 was recognized during these periods.  As of December 31, 2012, approximately $32,000 in additional compensation expense will be recognized over the remaining service period of approximately 0.4 years.

Stock Options

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the "Option Plan").  The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire 138,863 shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Compensation Committee of the Board of Directors determined to grant the stock options in May 2008 at an exercise price equal to $10.00 per share which is higher than the fair market value of the common stock on the grant date.  All incentive stock options issued under the Option Plan are intended to comply with the requirements of Section 422 of the Internal Revenue Code.  Options will become vested and exercisable over a five to seven year period and are generally exercisable for a period of ten years after the grant date.  Pursuant to the Option Plan, 108,311 stock options were granted to certain officers, employees and directors of the Company in May 2008. Due to forfeiture of stock options by certain employees in addition to unawarded stock options, as of December 31, 2012, 31,293 stock options remain available for future grant.

A summary of option activity under the Company's Option Plan as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	6.4	107,570	$10.00
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	10.00
Outstanding at the end of the period	107,570	$10.00	5.4	107,570	$10.00
Exercisable at the end of the period	85,332	$10.00	5.4	63,999	$10.00

The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.10%
Risk-free interest rate	3.5%
Expected life of options	7.5 years
Expected stock-price volatility	19.45%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date.  The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options.  Although the contractual term of the options granted is ten years, the expected term of the options is less.  As the Company has no history of granting stock option awards, management estimated the expected term of the stock options to be the average of the vesting period and the contractual term.  The expected stock-price volatility was estimated by considering the Company's own stock volatility for the period since July 5, 2007, the initial trading date.  The actual future volatility may differ from our historical volatility.

At December 31, 2012, the aggregate intrinsic value of options outstanding was $108,000.  At December 31, 2012, the aggregate intrinsic value of options exercisable was $85,000. There was no intrinsic value of the options outstanding as of December 31, 2011 as all of the outstanding options were at exercise prices greater than the December 31, 2011 stock price. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2012.  This amount changes based on changes in the market value of the Company's common stock.

Compensation expense was recognized in the amount of $41,000 for each of the years ended December 31, 2012 and 2011.  A tax benefit of approximately $9,000 was recognized during these periods.  As of December 31, 2012, approximately $18,000 in additional compensation expense for awarded options remained unrecognized.  This expense will be recognized over approximately 0.4 years.